Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Valuation Allowance [Line Items]
Schedule of deferred tax assets
The significant components of deferred tax assets and liabilities consist of the following:

	December 31
	2020	2019
Deferred tax assets:
Net operating loss	$12,765	$5,356
Accrued compensation	5,334	2,505
Interest expense	2,621	1,979
Statutory premium reserve	2,119	1,745
Start-up costs	1,142	937
Deferred lease obligation	385	343
Stock-based compensation expense	852	33
Investments	407	394
Intangibles assets	653	115
Allowance for doubtful accounts	138	112
Debt issuance costs	58	61
Loss reserves	209	31
Other, net	13	—
Less valuation allowance	(23,330)	(11,623)
Total deferred tax assets	$3,366	$1,988

Deferred tax liabilities:
Intangibles assets	$(2,347)	$(992)
Other reserves	(927)	(715)
Title plants	(680)	(393)
Unrealized gain on investments	(249)	(98)
Fixed assets	(140)	(67)
Total deferred tax liabilities	$(4,343)	$(2,265)
Net deferred tax liability	$(977)	$(277)

Schedule of income tax provision	The Company’s income tax expense is as follows:

	Year ended December 31
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	144	110	—
Total Current	$144	$110	—

Deferred:
Federal	$101	$217	$—
State	598	60	—
Total Deferred	$699	$277	$—
Total	$843	$387	$—

Schedule of reconciliation of the federal income tax rate	A reconciliation of these differences is as follows:

	Year ended December 31
	2020	%	2019	%	2018	%
Benefit calculated at federal income tax rate	$(7,195)	21.0%	$(5,617)	21.0%	$(2,594)	21.0%
Change in valuation allowance	11,707	(34.2)	6,871	(25.7)	2,986	(24.0)
State tax benefit	(2,473)	7.1	(1,261)	4.7	(965)	8.0
Federal benefit on state tax	520	(1.5)	265	(1.0)	203	(2.0)
Change in state tax rate	(1,746)	5.1	108	(0.4)	—	—
Permanent differences, net	(57)	0.2	(56)	0.2	370	(3.0)
Other, net	87	(0.2)	77	(0.3)	—	—
Income tax expense	$843	(2.5)%	$387	(1.5)%	$—	—%

Capitol Investment Corp. V
Valuation Allowance [Line Items]
Schedule of deferred tax assets
The Company’s net deferred tax assets is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets	(As Restated)
Net operating loss carryforward	$43,286	$791
Unrealized gain on marketable securities	(3,397)	—
Total deferred tax assets	39,889	791
Valuation Allowance	(39,889)	(791)
Deferred tax assets, net of allowance	$—	$—

Schedule of income tax provision
The income tax provision consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(30,431)	(791)
State and Local
Current	—	—
Deferred	(8,667)	—
Change in valuation allowance	39,098	791
Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
	(As Restated)
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.0%	0.0%
Change in valuation of warrant liability	(23.8)%	0.0%
Transaction costs allocable to warrant liability	(2.7)%	0.0%
Valuation allowance	(0.5)%	(21.0)%
Income tax provision	0.0%	0.0%